Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital [Member]	Share Premium [Member]	Other Components of Equity [Member] Equity Component of Convertible Notes [member]	Other Components of Equity [Member] Treasury shares [member]	Other Components of Equity [Member] Fair Value Reserves [Member]	Other Components of Equity [Member] Share Based Payment Reserve [Member]	Other Components of Equity [Member] Foreign Currency Translation Reserve [Member]	Accumulated Deficit [Member]	Total [Member]	Non-Controlling Interests [Member]
Beginning balance at Mar. 31, 2022	$ 896,475	$ 53	$ 2,034,663	$ 31,122		$ 368	$ 161,768	$ (119,684)	$ (1,214,156)	$ 894,134	$ 2,341
Total comprehensive income (loss) for the year
Profit (loss) for the year	(11,168)								(11,321)	(11,321)	153
Other comprehensive income (loss)
Foreign currency translation differences	(48,879)							(48,322)		(48,322)	(557)
Remeasurements of defined benefit liability	468								467	467	1
Other comprehensive loss for the year, net of tax	(48,411)							(48,322)	467	(47,855)	(556)
Total comprehensive income (loss) for the year	(59,579)							(48,322)	(10,854)	(59,176)	(403)
Contributions by owners
Share-based payment	35,643						35,617			35,617	26
Issue of ordinary shares on exercise of share based awards	2,200		22,699				(20,499)			2,200
Transfer to accumulated deficit on expiry of share based awards							(50)		50
Total contributions by owners	37,843		22,699				15,068		50	37,817	26
Changes in Ownership Interests [Abstract]
Acquisition of Non-controlling Interest Without Change in Control								(218)	1,522	1,304	(1,304)
Acquisition of subsidiary with non-controlling interest	5,830										5,830
Recognition of financial liability for acquisition of non-controlling interest	(4,411)								(4,411)	(4,411)
Change in fair value of financial liability for acquisition of non-controlling interest	(102)							35	(137)	(102)
Total changes in ownership interests	1,317							(183)	(3,026)	(3,209)	4,526
Total transactions with owners of the Company	39,160		22,699				15,068	(183)	(2,976)	34,608	4,552
Ending balance at Mar. 31, 2023	876,056	53	2,057,362	31,122		368	176,836	(168,189)	(1,227,986)	869,566	6,490
Total comprehensive income (loss) for the year
Profit (loss) for the year	216,743								216,801	216,801	(58)
Other comprehensive income (loss)
Foreign currency translation differences	(9,862)							(9,777)		(9,777)	(85)
Remeasurements of defined benefit liability	(964)								(965)	(965)	1
Other comprehensive loss for the year, net of tax	(10,826)							(9,777)	(965)	(10,742)	(84)
Total comprehensive income (loss) for the year	205,917							(9,777)	215,836	206,059	(142)
Contributions by owners
Share-based payment	37,989						37,962			37,962	27
Issue of ordinary shares on exercise of share based awards	5,995	2	103,855				(97,862)			5,995
Transfer to accumulated deficit on expiry of share based awards							(52)		52
Total contributions by owners	43,984	2	103,855				(59,952)		52	43,957	27
Changes in Ownership Interests [Abstract]
Acquisition of Non-controlling Interest Without Change in Control	(2,409)							(229)	(418)	(647)	(1,762)
Acquisition of subsidiary with non-controlling interest	950										950
Recognition of financial liability for acquisition of non-controlling interest	(7,311)								(7,311)	(7,311)
Change in fair value of financial liability for acquisition of non-controlling interest	(769)							(78)	(691)	(769)
Total changes in ownership interests	(9,539)							(307)	(8,420)	(8,727)	(812)
Total transactions with owners of the Company	34,445	2	103,855				(59,952)	(307)	(8,368)	35,230	(785)
Ending balance at Mar. 31, 2024	1,116,418	55	2,161,217	31,122		368	116,884	(178,273)	(1,020,518)	1,110,855	5,563
Total comprehensive income (loss) for the year
Profit (loss) for the year	95,274								95,101	95,101	173
Other comprehensive income (loss)
Foreign currency translation differences	(20,898)							(20,767)		(20,767)	(131)
Equity instruments at FVOCI - net change in fair value	(452)					(452)				(452)
Remeasurements of defined benefit liability	(642)								(627)	(627)	(15)
Other comprehensive loss for the year, net of tax	(21,992)					(452)		(20,767)	(627)	(21,846)	(146)
Total comprehensive income (loss) for the year	73,282					(452)		(20,767)	94,474	73,255	27
Contributions by owners
Share-based payment	36,875						36,783			36,783	92
Issue of ordinary shares on exercise of share based awards	7,009	1	42,228				(35,220)			7,009
Transfer to accumulated deficit on expiry of share based awards							(35)		248	213	(213)
Settlement of share based arrangement	(122)										(122)
Treasury shares acquired	(21,722)				$ (21,722)					(21,722)
Total contributions by owners	22,040	1	42,228		(21,722)		1,528		248	22,283	(243)
Changes in Ownership Interests [Abstract]
Change in fair value of financial liability for acquisition of non-controlling interest	(3,763)							309	(4,072)	(3,763)
Total changes in ownership interests	(3,763)							309	(4,072)	(3,763)
Total transactions with owners of the Company	18,277	1	42,228		(21,722)		1,528	309	(3,824)	18,520	(243)
Ending balance at Mar. 31, 2025	$ 1,207,977	$ 56	$ 2,203,445	$ 31,122	$ (21,722)	$ (84)	$ 118,412	$ (198,731)	$ (929,868)	$ 1,202,630	$ 5,347